Stockholders' Equity - Schedule of Reserved Shares of Common Stock, On An As-if-converted Basis, for Future Issuance (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock shares reserved for future issuance	9,235,767	34,663,975	23,601,361
Series A Preferred Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance		13,213,254	13,213,254
Series B Preferred Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance		16,488,731	2,292,700
Series A-1 Preferred Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance			4,810,649
Series B Preferred Stock Purchase Warrant
Class of Stock [Line Items]
Common stock shares reserved for future issuance		359,699	229,270
Common Stock Warrant
Class of Stock [Line Items]
Common stock shares reserved for future issuance	400,160
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	1,194,077	322,608	85,801
Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	3,531,577	2,561,866	2,537,299
Available for Future Issuance under Equity Incentive Plan
Class of Stock [Line Items]
Common stock shares reserved for future issuance	4,109,953	1,717,817	432,388